Borrowings (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 22, 2022	Mar. 18, 2022	Jun. 06, 2022	Jun. 30, 2022	Aug. 31, 2022	Sep. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent							$ 118,833	$ 0
Gain/ (Loss) on bond and debt extinguishment							0	0	$ (4,157)
Long-Term Debt, Gross							$ 686,844	$ 835,511
Debt, Weighted Average Interest Rate							9.84%	8.78%	7.89%
Navios Logistics [Member] | Six Liquid Barges [Member]
Debt Instrument [Line Items]
Initiation date							December 2020
Fixed interest rate							8.50%
Number of loan tranches							6
Number of repayment installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Long-Term Debt, Gross							$ 8,753
Seller's credit agreement							$ 13,475
Description of Sale leaseback transaction							for the construction of six liquid barges
Navios Logistics [Member] | Seller's Credit Agreement for the Navios Logistics 2020 Fleet [Member]
Debt Instrument [Line Items]
Initiation date							fourth quarter of 2020
Fixed interest rate							5.00%
Debt Instrument, Interest Rate Terms							fixed rate
Line of Credit Facility, Frequency of Payments							annual
Long-Term Debt, Gross							$ 10,000
Seller's credit agreement							$ 15,000
Description of Sale leaseback transaction							for the acquisition of three pushboats and 18 tank barges
Line of Credit Facility, Periodic Payment							$ 5,000
Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent							$ 118,833
Convertible conversion ratio							0.04%	0.04%
Debt instrument convertible threshold trading days							36
Convertible Debt							$ 24,000	$ 24,000
Debt Instrument, Convertible, Terms of Conversion Feature							five years	five years
Convertible Debenture [Member] | Minimum [Member]
Debt Instrument [Line Items]
Convertible conversion ratio							5.00%
Convertible Debenture [Member] | Maximum [Member]
Debt Instrument [Line Items]
Convertible conversion ratio							10.00%
2022 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Initiation date							November 21, 2017
Face amount at issuance date							$ 305,000
Fixed interest rate							11.25%
Debt instrument, issuance price percentage							97.00%
Agreggate principal amount, redeemed		$ 25,000	$ 15,000	$ 10,000				$ 150,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed							100.00%	100.00%
Debt Instrument, Redemption Period End Date		Mar. 30, 2022	Jun. 16, 2022	Jul. 10, 2022
Repayments of Debt					$ 80,000
Deferred Financing Costs					$ 142
Write off of Deferred Debt Issuance Cost								$ 1,777
Senior Notes 2024 [Member]
Debt Instrument [Line Items]
Redemption price percentage							100.00%
Senior Notes 2024 [Member] | Series H Preferred Stock [Member]
Debt Instrument [Line Items]
Face amount at issuance date							$ 4,747
Fixed interest rate							9.75%
Date of debt instrument issuance							March 21, 2019
Treasury Stock, Shares, Acquired							10,930
Senior Notes 2024 [Member] | Series G Preferred Stock [Member]
Debt Instrument [Line Items]
Face amount at issuance date							$ 3,879
Date of debt instrument issuance							April 21, 2019
Treasury Stock, Shares, Acquired							8,841
NSM Loan I [Member]
Debt Instrument [Line Items]
Initiation date							December 2021
Line of Credit Facility, Maximum Borrowing Capacity							$ 127,632
Number of loan tranches							2
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 5,000
NSM Loan I [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent							$ 14,853
Convertible conversion ratio							0.18%
NSM Loan I [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 48,573
NSM Loan I [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 79,059
NSM Loan II [Member]
Debt Instrument [Line Items]
Initiation date							December 2021
Line of Credit Facility, Maximum Borrowing Capacity							$ 135,000
Number of loan tranches							2
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 5,000
NSM Loan II [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent							$ 15,759
Convertible conversion ratio							0.18%
NSM Loan II [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 64,059
NSM Loan II [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							70,941
Four Percent PIK [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent							$ 2,491
Convertible conversion ratio							0.04%
NSM Loan I & II [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent							$ 61,730
Convertible Debt										$ 24,000
2022 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date							$ 375,000
Fixed interest rate							7.25%
Debt Instrument, Redemption Period End Date							Jul. 16, 2020
Redemption price percentage							100.00%
Issuance date/Date of agreement							Apr. 22, 2014
Maturity Date							May 01, 2022
Gain/ (Loss) on bond and debt extinguishment							$ 2,661
Navios Logistics Term Loan B Facility [Member]
Debt Instrument [Line Items]
Repayments of Debt								97,500
Navios Logistics Term Loan B Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date							$ 100,000
Issuance date/Date of agreement							Nov. 03, 2017
Gain/ (Loss) on bond and debt extinguishment							$ 1,496
Debt Instrument, Interest Rate Terms							LIBOR
Debt Instrument, Basis Spread on Variable Rate							4.75%
Debt amortization percentage							1.00%
Repayment date							July 8, 2020
2025 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Redemption price percentage							100.00%
2025 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date							$ 500,000
Fixed interest rate							10.75%
Deferred Financing Costs							$ 12,018	15,927
Issuance date/Date of agreement							Jul. 08, 2020
Maturity date of debt							July 1, 2025
Debt Instrument, Covenant Description							The 2025 Logistics Senior Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Navios Logistics’ Cabotage Business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”).
2025 Logistics Senior Notes [Member] | Time On Or After August 2022 [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed							108.063%
2025 Logistics Senior Notes [Member] | Time On Or After August 2023 [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed							102.688%
2025 Logistics Senior Notes [Member] | Upon occurrence of certain change of control events [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed							101.00%
Navios Logistics Notes Payable [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Deferred Financing Costs							$ 5,949
Line of Credit Facility, Maximum Borrowing Capacity							$ 41,964
Debt Instrument, Interest Rate Terms							six-month LIBOR
Number of repayment installments							16
Line of Credit Facility, Frequency of Payments							semi-annual
Notes Payable							$ 7,677
2022 Navios Logistics Alpha Bank Loan [Member]
Debt Instrument [Line Items]
Initiation date							February 28, 2022
Line of Credit Facility, Maximum Borrowing Capacity							$ 7,000
Number of repayment installments							12
Line of Credit Facility, Frequency of Payments							quarterly
Description of scope, credit facility							in order to repay existing debt under the Navios Logistics Alpha Bank Loan.
Line of Credit Facility, Interest Rate Description							SOFR
Debt Instrument, Date of First Required Payment							Aug. 18, 2022
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 2,800
Drawn down date							May 18, 2022
Long-Term Debt, Gross							$ 6,300
Debt Issuance Costs, Gross							$ 72	$ 99
Debt Instrument, Covenant Compliance							Navios Logistics was in compliance with the covenants set forth in the 2022 Navios Logistics Alpha Bank Loan as of December 31, 2022.
2022 Navios Logistics BBVA Facility [Member]
Debt Instrument [Line Items]
Initiation date							March 23, 2022
Line of Credit Facility, Maximum Borrowing Capacity							$ 25,000
Number of loan tranches							2
Maturity date of debt							July 1, 2025
Line of Credit Facility, Frequency of Payments							quarterly
Description of scope, credit facility							used to repay existing debt with BBVA and for general corporate purposes
Long-Term Debt, Gross							$ 22,530
Debt Instrument, Covenant Compliance							Navios Logistics was in compliance with the covenants set forth in the 2022 Navios Logistics BBVA Facility as of December 31, 2022
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate							4.25%
Debt securities covenants							is secured by assignments of certain receivables
2022 Navios Logistics BBVA Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Drawn down date							March 22, 2022
Proceeds from Lines of Credit	$ 17,000
2022 Navios Logistics BBVA Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Drawn down date							September 22, 2022
Proceeds from Lines of Credit						$ 8,000
Navios Logistics Santander Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 5,000
Debt Instrument, Basis Spread on Variable Rate							4.20%
Maturity date of debt							March 7, 2026
Number of repayment installments							12
Line of Credit Facility, Frequency of Payments							quarterly
Long-Term Debt, Gross							$ 4,125
Debt Instrument, Covenant Compliance							Navios Logistics was in compliance with the covenants set forth in the 2022 Navios Logistics Santander Facility as of December 31, 2022
Debt securities covenants							is secured by assignments of certain receivables
Navios Logistics [Member]
Debt Instrument [Line Items]
Fixed interest rate							6.00%
Line of Credit Facility, Maximum Borrowing Capacity							$ 817
Debt Instrument, Interest Rate Terms							fixed rate
Line of Credit Facility, Frequency of Payments							monthly
Description of Sale leaseback transaction							in order to finance the construction of the pushboat Nazira.
Line of Credit Facility, Periodic Payment							$ 6
Line of Credit Facility, Initiation Date							Oct. 29, 2009
Navios Logistics [Member] | Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Initiation date							December 31, 2022
Repayments of Debt							$ 78,584
Navios Logistics [Member] | Navios Partners [Member]
Debt Instrument [Line Items]
Repayments of Debt							332,013
Navios Logistics [Member] | Four Navios Holdings Credit Facilities [Member]
Debt Instrument [Line Items]
Initiation date								December 31, 2021
Repayments of Debt								$ 189,503
Navios Logistics [Member] | Scheduled Repayment Installments [Member]
Debt Instrument [Line Items]
Repayments of Debt								36,199
Navios Logistics [Member] | NSM Loans [Member]
Debt Instrument [Line Items]
Repayments of Debt							375,264
Proceeds from Lines of Credit							262,632
Navios Logistics [Member] | Long Term Debts [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit							243,725
Navios Logistics [Member] | Three of the four new sale and leaseback agreements [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit							53,000	58,000
Navios Logistics [Member] | $115.0 million NSM Loan [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit								$ 115,000
Secured Credit Facility [Member]
Debt Instrument [Line Items]
Initiation date								December 31, 2020
Repayments of Debt								$ 28,582
Two Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Debt								38,556
Sale and Leaseback Agreements [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit								66,862
Navios Logistics BBVA Facility [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit								13,625
Navios Logistics BBVA Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross							0	12,000
Seller's Credit Agreement for the construction of six liquid barges [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit								11,229
Seller's Credit Agreement for the construction of six liquid barges [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross							$ 8,753	$ 11,213